Fees Summary	Jun. 30, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 13,390,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,050.02
Total Offset Amount	0.00
Net Fee	$ 2,050.02
Narrative - Max Aggregate Offering Amount | shares	13,390,000
Final Prospectus	true